Shareholder Report, Average Annual Return (Details) 191462_CrossingBridge Ultra-Short Duration Fund_Institutional Class_TSR Annual {Institutional Class}	12 Months Ended	51 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	5.32%	4.25%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.30%)
ICE BofA 0 Year U.S. Corporate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-1 Year U.S. Corporate Bond Index
Average Annual Return, Percent	4.87%	3.54%
ICE BofA 0 Year US Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-1 Year U.S. Treasury Index
Average Annual Return, Percent	4.35%	3.31%
ICE BofA 0-3 Year US Fixed Rate Asset Backed Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-3 Year U.S. Fixed Rate Asset Backed Securities Index
Average Annual Return, Percent	4.85%	3.07%